Condensed financial information of the parent company - Parent Company Statements Of Cash Flows (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,296,360	$ 2,344,770	$ 1,667,812
Adjustments to reconcile net income to net cash used in operating activities:
Accrued expenses and other current liabilities	(92,151)	(103,427)	154,317
Net cash provided by (used in) operating activities	(11,593,069)	(1,818,912)	124,887
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash used in investing activities	(27,921,675)	(875,831)	(1,190,527)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the Initial Public Offering	23,000,000
Proceeds from private placement	18,000,000
Proceeds from related party loans	534,226
Net cash provided by financing activities	38,023,254	2,623,800	790,271
CASH, beginning of year	1,570,035	1,560,335	1,896,802
CASH, end of year	190,758	1,570,035	1,560,335
SUPPLEMENTAL NON-CASH ACTIVITIES:
Accrued deferred offering costs		34,650	189,308
Payment of professional fees funded by related party loans		351,121
Deferred offering costs funded by a related party through related party loans	487,346	8,142	125,000
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares	975,000
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	1,296,360	2,344,770	1,667,812
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries	(1,734,380)	(2,592,749)	(1,947,812)
Accrued expenses and other current liabilities		247,979	130,000
Net cash provided by (used in) operating activities	(438,020)		(150,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in subsidiaries	(38,075,908)
Net cash used in investing activities	(38,075,908)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the Initial Public Offering	23,000,000
Direct costs disbursed	(2,377,450)
Proceeds from private placement	18,000,000
Direct costs disbursed from private placement proceeds	(960,000)
Proceeds from related party loans	859,483		150,000
Net cash provided by financing activities	38,522,033		150,000
CHANGES IN CASH	8,105
CASH, beginning of year	8,105
CASH, end of year		8,105
SUPPLEMENTAL NON-CASH ACTIVITIES:
Accrued deferred offering costs	385,193	34,650	155,000
Payment of professional fees funded by related party loans		351,121
Deferred offering costs funded by a related party through related party loans	102,153	$ 8,142	$ 125,000
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares	$ 975,000